Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 8,299,496	$ 8,274,194
Gross Unrealized Gains		110,983	59,599
Gross Unrealized Losses		(197,006)	(387,851)
Embedded Derivatives	[1]	(733)
Fair Value		8,212,740	7,945,942
Amortized Cost		5,100
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Fair Value		5,100
Amortized Cost		8,304,596
Gross Unrealized Gains		110,983
Gross Unrealized Losses		(197,006)
Embedded Derivatives	[1]	(733)
Fair Value		8,217,840
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		508,635	163,096
Gross Unrealized Gains		7,681	5,563
Gross Unrealized Losses		(14,979)	(81)
Fair Value		501,337	168,578
United States Government, Government Agencies and Authorities at fair value option
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		15,348
Embedded Derivatives	[1]	(733)
Fair Value		14,615
Obligations of U.S. States and Political Subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		702,415	712,948
Gross Unrealized Gains		15,936	14,827
Gross Unrealized Losses		(8,614)	(7,018)
Fair Value		709,737	720,757
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		31,009	72,042
Gross Unrealized Gains		303	202
Gross Unrealized Losses		(3,257)	(10,601)
Fair Value		28,055	61,643
All other corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		5,963,354	6,060,561
Gross Unrealized Gains		74,854	31,263
Gross Unrealized Losses		(151,382)	(353,149)
Fair Value		5,886,826	5,738,675
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		512,486	542,503
Gross Unrealized Gains		5,370	2,517
Gross Unrealized Losses		(10,093)	(8,229)
Fair Value		507,763	536,791
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		385,757	513,316
Gross Unrealized Gains		1,283	627
Gross Unrealized Losses		(5,778)	(7,244)
Fair Value		381,262	506,699
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		180,492	209,728
Gross Unrealized Gains		5,556	4,600
Gross Unrealized Losses		(2,903)	(1,529)
Fair Value		$ 183,145	$ 212,799

[1]	Embedded derivatives within fixed maturity securities held at fair value option are reported with the host investment. The change in fair value of embedded derivatives are reported in Realized Investment Gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss).